Derivative Instruments And Hedging Activities	6 Months Ended
Jun. 30, 2011
Derivative Instruments And Hedging Activities
Derivative Instruments And Hedging Activities

NOTE 16. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

We are exposed to certain risks relating to our ongoing business operations. We use derivative instruments to mitigate a portion of our exposure to volatility in foreign currency exchange rates. Foreign currency exchange forward contracts are used to manage the currency risk associated with forecasted sales to and receivables from certain subsidiaries, denominated in their local currencies. We hedge only exposures in the ordinary course of business. We account for our derivative instruments at fair value. Fair values of derivative instruments are determined based on quoted prices for similar contracts.

At June 30, 2011, we have foreign currency exchange forward contracts outstanding which we acquired in connection with our acquisition of AMS on June 17, 2011. These derivative instruments are intended as hedges of currency fluctuations for a portion of our forecasted sales to certain subsidiaries, denominated in euros, British pounds, Canadian dollars, Australian dollars, and Swedish krona. These derivative instruments have remaining terms between one and twelve months. The notional amount of these foreign currency exchange forward contracts was $44.5 million at June 30, 2011. We have also entered into foreign currency exchange forward contracts to manage a portion of our exposure to foreign exchange rate fluctuations on certain inter-company receivables denominated in euros, British pounds, Canadian dollars, and Australian dollars. The notional amount of these contracts was $6.0 million at June 30, 2011. The associated underlying transactions are expected to occur at various times over the next twelve months. In accordance with applicable accounting guidance, we have not designated the foreign currency exchange forward contracts acquired with our acquisition of AMS as hedges for accounting purposes.